Acquisitions of businesses and purchase accounting - Southeastern Biomedical Services, LLC - Narratives (Details) - Southeastern Biomedical Services, LLC - USD ($)		11 Months Ended	12 Months Ended
	Nov. 09, 2021	Sep. 30, 2022	Sep. 30, 2022
Disclosure of detailed information about business combination [line items]
Purchase price	$ 697,000
Cash consideration	600,000	$ 97,000	$ 97,000
Fair value of holdback consideration	97,000
Professional fees in conjunction with the acquisition	$ 18,000
Revenue of combined entity as if combination occurred at beginning of period			2,200,000
Profit (loss) of combined entity as if combination occurred at beginning of period			$ (50,000)
Revenue of acquiree since acquisition date		2,000,000
Profit (loss) of acquiree since acquisition date		$ (40,000)